Quarterly results of operations (unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly results of operations (unaudited)
Quarterly results of operations (unaudited)
The following tables summarize the Company's results by quarter for the years ended December 31, 2013 and 2012. The quarterly results may not be comparable primarily due to acquisitions in 2013 and 2012. Refer to Note 3, Acquisitions, for further information.

	2013
(in thousands, except per share information)	Q1	Q2	Q3	Q4
Net sales	$372,999	$367,887	$390,192	$393,733
Cost of sales	258,193	253,404	265,021	272,968
Gross profit	114,806	114,483	125,171	120,765
Total operating expenses	65,593	67,345	72,179	67,866
Earnings from equity investment	—	—	2,946	4,366
Operating income	49,213	47,138	55,938	57,265
Total other expense	1,896	4,130	8,833	8,613
Income before income taxes	47,317	43,008	47,105	48,652
Provision for income tax expense	15,379	13,068	13,924	14,107
Net income	31,938	29,940	33,181	34,545
Less: Income (loss) attributable to noncontrolling interest	(2)	21	40	6
Net income attributable to common stockholders	$31,940	$29,919	$33,141	$34,539

Weighted average shares outstanding
Basic	88,533	91,032	91,443	91,743
Diluted	94,356	94,606	94,734	94,936
Earnings per share
Basic	$0.36	$0.33	$0.36	$0.38
Diluted	$0.34	$0.32	$0.35	$0.36

	2012
(in thousands, except per share information)	Q1	Q2	Q3	Q4
Net sales	$363,489	$373,512	$347,767	$330,165
Cost of sales	237,046	250,710	231,273	232,847
Gross profit	126,443	122,802	116,494	97,318
Total operating expenses	56,230	52,964	53,590	59,393
Operating income	70,213	69,838	62,904	37,925
Total other expense	5,817	3,958	4,356	3,954
Income before income taxes	64,396	65,880	58,548	33,971
Provision for income tax expense	21,885	21,742	17,605	10,033
Net income	42,511	44,138	40,943	23,938
Less: Income attributable to noncontrolling interest	29	17	20	8
Net income attributable to common stockholders	$42,482	$44,121	$40,923	$23,930

Weighted average shares outstanding
Basic	67,960	82,495	84,993	86,077
Diluted	74,741	89,794	92,339	93,355
Earnings per share
Basic	$0.63	$0.53	$0.48	$0.28
Diluted	$0.57	$0.49	$0.44	$0.26